Income and Other Taxes - Unrecognized Tax Benefits Rollforward (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Unrecognized Tax Benefits [Line Items]
Balance, Start	$ 186		$ 148		$ 170
Additions from acquisitions	0		46		0
Additions related to current year	43		38		6
Additions related to prior years positions	38		24		27
Reductions related to prior years positions	(17)		(16)		(33)
Settlements with taxing authorities	(14)	[1]	(19)	[1]	(7)	[1]
Reductions related to lapse of statute of limitations	(8)		(35)		(29)
Currency	(3)		0		14
Balance, End	225		186		148
Unrecognized Tax Benefits, Reasonably Possible but Uncertainty of Timing	36		39		67
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	$ 28		$ 31		$ 13

[1]	(1)Majority of settlements did not result in the utilization of cas